Stock-Based Compensation - Summary of Stock Option Activity (Detail) - 12 months ended Dec. 31, 2014 - $ / shares	Total
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at beginning of year, Units	0
Enova LTIP | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted, Units	1,425,196
Outstanding at end of year, Units	1,425,196
Options granted, Weighted Average Exercise Price	$ 23.04
Outstanding at end of year, Weighted Average Exercise Price	$ 23.04